RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Name of related parties	Relationship with the Group

Shenzhen Bozhi Consulting Co.,Ltd.	Entity controlled by the Chairman and Chief Executive Officer of the Company *
Delite Limited	Shareholder of the Company

*	Mr Man San Law

(b)	The balances with Delite Limited and Shenzhen Bozhi Consulting Co. Ltd. were settled prior to the completion of IPO in 2013.